UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

1919 Financial Services Fund
Class A | SBFAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.48%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$109,797,221
Number of Holdings	42
Portfolio Turnover	0%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Financials	95.3%
Industrials	2.5%
Real Estate	2.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	6.9%
Visa Inc. Shares	4.5%
Ameriprise Financial Inc.	4.4%
Fiserv Inc.	4.2%
Bank of America Corp.	4.2%
Intercontinental Exchange Inc.	4.1%
U.S. Bancorp	3.8%
Brown & Brown Inc.	3.4%
Charles Schwab Corp/The	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X850

1919 Financial Services Fund
Class C | SFSLX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.24%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$109,797,221
Number of Holdings	42
Portfolio Turnover	0%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Financials	95.3%
Industrials	2.5%
Real Estate	2.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	6.9%
Visa Inc. Shares	4.5%
Ameriprise Financial Inc.	4.4%
Fiserv Inc.	4.2%
Bank of America Corp.	4.2%
Intercontinental Exchange Inc.	4.1%
U.S. Bancorp	3.8%
Brown & Brown Inc.	3.4%
Charles Schwab Corp/The	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X843

1919 Financial Services Fund
Class I | LMRIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.22%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$109,797,221
Number of Holdings	42
Portfolio Turnover	0%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Financials	95.3%
Industrials	2.5%
Real Estate	2.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	6.9%
Visa Inc. Shares	4.5%
Ameriprise Financial Inc.	4.4%
Fiserv Inc.	4.2%
Bank of America Corp.	4.2%
Intercontinental Exchange Inc.	4.1%
U.S. Bancorp	3.8%
Brown & Brown Inc.	3.4%
Charles Schwab Corp/The	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X819

1919 Socially Responsive Balanced Fund
Class A | SSIAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.98%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$845,686,480
Number of Holdings	212
Portfolio Turnover	5%
30-Day SEC Yield	1.23%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Common Stocks	67.3%
Corporate Bonds	17.9%
Money Market Funds	6.3%
U.S. Treasury Obligations	6.1%
U.S. Government Agency Issues	1.8%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Cash & Other	-0.3%

Top 10 Issuers	(%)
Fidelity Investments Money Market - Government Portfolio	6.3%
United States Treasury Notes	5.4%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet Inc.	3.8%
Amazon.com Inc.	3.1%
Eli Lilly & Co.	2.8%
Bank of America Corp.	2.4%
Eaton Corp. PLC	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR_SAR_00777X769

1919 Socially Responsive Balanced Fund
Class C | SESLX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.69%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$845,686,480
Number of Holdings	212
Portfolio Turnover	5%
30-Day SEC Yield	0.56%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Common Stocks	67.3%
Corporate Bonds	17.9%
Money Market Funds	6.3%
U.S. Treasury Obligations	6.1%
U.S. Government Agency Issues	1.8%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Cash & Other	-0.3%

Top 10 Issuers	(%)
Fidelity Investments Money Market - Government Portfolio	6.3%
United States Treasury Notes	5.4%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet Inc.	3.8%
Amazon.com Inc.	3.1%
Eli Lilly & Co.	2.8%
Bank of America Corp.	2.4%
Eaton Corp. PLC	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR_SAR_00777X751

1919 Socially Responsive Balanced Fund
Class I | LMRNX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.71%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$845,686,480
Number of Holdings	212
Portfolio Turnover	5%
30-Day SEC Yield	1.49%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Common Stocks	67.3%
Corporate Bonds	17.9%
Money Market Funds	6.3%
U.S. Treasury Obligations	6.1%
U.S. Government Agency Issues	1.8%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Cash & Other	-0.3%

Top 10 Issuers	(%)
Fidelity Investments Money Market - Government Portfolio	6.3%
United States Treasury Notes	5.4%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet Inc.	3.8%
Amazon.com Inc.	3.1%
Eli Lilly & Co.	2.8%
Bank of America Corp.	2.4%
Eaton Corp. PLC	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR_SAR_00777X744

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
Financial Statements
June 30, 2024

1919 Financial Services Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Security	Shares	Value
Common Stocks - 99.8%
Capital Markets - 7.7%
Ameriprise Financial Inc.	11,100	$4,741,809
CME Group Inc.	6,300	1,238,580
MarketAxess Holdings Inc.	2,300	461,219
S&P Global Inc.	4,400	1,962,400
Total Capital Markets		8,404,008
Commercial Banks - 42.0%
Bank of America Corp.	113,700	4,521,849
Banner Corp.	60,172	2,986,938
Coastal Financial Corp./WA(a)	65,000	2,999,100
Columbia Banking System Inc.	46,300	920,907
Community Bank System Inc.	11,500	542,915
Farmers & Merchants Bank of Long Beach	140	658,000
Fifth Third Bancorp	88,300	3,222,067
First Western Financial Inc.(a)	39,383	669,511
HBT Financial Inc.	32,900	671,818
Heritage Financial Corp.	27,115	488,883
JPMorgan Chase & Co.	40,537	8,199,013
M&T Bank Corp.	14,400	2,179,584
PNC Financial Services Group Inc.	18,000	2,798,640
QCR Holdings Inc.	57,580	3,454,800
SmartFinancial Inc.	61,000	1,443,870
South State Corp.	24,075	1,839,812
Stock Yards Bancorp Inc.	54,100	2,687,147
U.S. Bancorp	105,273	4,179,338
Webster Financial Corp.	40,535	1,766,921
Total Commercial Banks		46,231,113
Diversified Financial Services - 9.7%
Charles Schwab Corp/The	48,763	3,593,345
Intercontinental Exchange Inc.	33,000	4,517,370
Voya Financial Inc.	35,000	2,490,250
Total Diversified Financial Services		10,600,965
Insurance - 20.7%
American Financial Group Inc.	26,900	3,309,238
Brown & Brown Inc.	40,501	3,621,193
Chubb Limited	29,909	7,629,188
First American Financial Corp.	11,000	593,450
Hanover Insurance Group Inc.	23,283	2,920,620

Security	Shares	Value
Marsh & McLennan Cos Inc.	11,708	$2,467,110
Reinsurance Group of America Inc.	10,895	2,236,417
Total Insurance		22,777,216
IT Services - 15.2%
Fidelity National Information Services Inc.	38,948	2,935,121
Fiserv Inc.(a)	30,700	4,575,528
Global Payments Inc.	24,000	2,320,800
I3 Verticals Inc., Class A Shares(a)	82,480	1,821,158
Visa Inc., Class A Shares	19,000	4,986,931
Total IT Services		16,639,538
Professional Services - 2.5%
Verisk Analytics Inc.	10,000	2,695,500
Total Professional Services		2,695,500
Real Estate Investment Trusts (REITs) - 2.0%
Prologis Inc.	12,000	1,347,720
Simon Property Group LP	5,700	865,260
Total Real Estate Investment Trusts (REITs)		2,212,980
Total Common Stocks (Cost - $50,594,886)		109,561,320
Short-Term Investments - 0.3%
Fidelity Investments Money Market - Government Portfolio - Class I - 5.21%(b)	371,930	371,930
Total Short-Term Investments (Cost - $371,930)		371,930
Total Investments - 100.1% (Cost - $50,966,816)		109,933,250
Liabilities in Excess of Other Assets - (0.1)%		(136,029)
Total Net Assets - 100.0%		$109,797,221

Notes:
(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Security	Shares	Value
Common Stocks - 67.3%
Capital Markets - 1.0%
S&P Global Inc.	18,436	$ 8,222,456
Total Capital Markets		8,222,456
Communication Services - 5.4%
Alphabet Inc., Class A Shares(a)	166,406	30,310,853
Netflix Inc.(a)	22,541	15,212,470
Total Communication Services		45,523,323
Consumer Discretionary - 6.4%
Amazon.com Inc.(a)	129,378	25,002,299
Chipotle Mexican Grill Inc.(a)	142,300	8,915,095
Home Depot Inc/The	27,577	9,493,106
TJX Cos Inc.	95,204	10,481,960
Total Consumer Discretionary		53,892,460
Consumer Staples - 3.9%
Costco Wholesale Corp.	16,415	13,952,586
Darling International Inc.(a)	66,299	2,436,488
Estee Lauder Cos. Inc., Class A Shares	31,303	3,330,639
Hershey Co./The	35,247	6,479,456
PepsiCo Inc.	43,335	7,147,242
Total Consumer Staples		33,346,411
Financials - 4.8%
Bank of America Corp.	319,839	12,719,997
Charles Schwab Corp/The	88,484	6,520,386
Chubb Limited	29,333	7,482,262
M&T Bank Corp.	36,338	5,500,120
Reinsurance Group of America Inc.	39,626	8,134,029
Total Financials		40,356,794
Health Care - 10.2%
AstraZeneca PLC	125,650	9,799,444
Boston Scientific Corp.(a)	165,707	12,761,096
Danaher Corp.	36,129	9,026,831
Eli Lilly & Co.	26,268	23,782,521
IQVIA Holdings Inc.(a)	46,188	9,765,991
Thermo Fisher Scientific Inc.	20,577	11,379,081
UnitedHealth Group Inc.	18,823	9,585,801
Total Health Care		86,100,765
Industrials - 7.2%
Advanced Drainage Systems Inc.	65,890	10,568,097
Cintas Corp.	21,452	15,021,978
Eaton Corp. PLC	55,380	17,364,398
Old Dominion Freight Line Inc.	33,274	5,876,188
Rockwell Automation Inc.	23,642	6,508,170
Union Pacific Corp.	25,605	5,793,387
Total Industrials		61,132,218

Security	Shares	Value
Information Technology - 24.9%
Adobe Inc.(a)	14,164	$7,868,669
Analog Devices Inc.	32,069	7,320,070
Apple Inc.	155,020	32,650,312
ASML Holding NV	6,129	6,268,312
Broadcom Inc.	8,701	13,969,717
Intuit Inc.	13,346	8,771,125
Microsoft Corp.	91,699	40,984,868
NVIDIA Corp.	321,080	39,666,223
Palo Alto Networks Inc.(a)	44,440	15,065,604
Salesforce.com Inc.(a)	44,229	11,371,276
ServiceNow Inc.(a)	14,229	11,193,527
SolarEdge Technologies Inc.(a)	24,499	618,845
Visa Inc., Class A Shares	39,053	10,250,241
Workday Inc., Class A Shares(a)	20,577	4,600,194
Total Information Technology		210,598,983
Materials - 1.6%
Linde PLC	18,607	8,164,938
Steel Dynamics Inc.	39,836	5,158,762
Total Materials		13,323,700
Real Estate Investment Trusts (REITs) - 0.8%
Prologis Inc.	60,196	6,760,613
Total Real Estate Investment Trusts (REITs)		6,760,613
Utilities - 1.1%
American Water Works Co. Inc.	70,703	9,131,999
Total Utilities		9,131,999
Total Common Stocks (Cost - $279,620,463)		$568,389,722

Security	Rate	Maturity Date	Principal Amount
Asset Backed Securities - 0.1%
World Omni Auto Receivables Trust
2021-B, A3	0.420%	6/15/2026	$945,769	930,473
Total Asset Backed Securities
(Cost - $945,755)				930,473
Collateralized Mortgage Obligations - 0.1%
Federal National Mortgage Association (FNMA)
2011-53, CY	4.000%	6/25/2041	19,732	18,952
Government National Mortgage Association (GNMA)
2023-163, C	5.000%	9/20/2049	806,313	796,970
Total Collateralized Mortgage Obligations
(Cost - $823,972)				815,922

The accompanying notes are an integral part of these financial statements.

2

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - 17.9%
Communication Services - 1.7%
Alphabet Inc.	0.450%	8/15/2025	$1,500,000	$ 1,428,541
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,249,292
AT&T Inc.	4.350%	3/1/2029	465,000	451,092
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,072,494
Comcast Corp.	4.650%	2/15/2033	2,680,000	2,593,526
Comcast Corp.	5.650%	6/15/2035	600,000	618,167
Verizon Communications Inc.	4.329%	9/21/2028	777,000	756,058
Verizon Communications Inc.	3.875%	2/8/2029	410,000	390,045
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,074,313
Verizon Communications Inc.	4.500%	8/10/2033	350,000	329,856
Verizon Communications Inc.	5.250%	3/16/2037	335,000	331,888
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,471,212
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	2,943,141
Total Communication Services				14,709,625
Consumer Discretionary - 2.3%
Amazon.com Inc.	4.700%	12/1/2032	905,000	899,032
California Endowment/The	2.498%	4/1/2051	1,700,000	1,048,431
Ford Foundation/The	2.415%	6/1/2050	1,000,000	604,634
Home Depot Inc/The	1.500%	9/15/2028	1,900,000	1,668,417
Honda Motor Co Ltd.	2.271%	3/10/2025	6,150,000	6,015,654
Lowe's Cos Inc.	1.300%	4/15/2028	2,100,000	1,833,624
Starbucks Corp.	2.450%	6/15/2026	250,000	237,499
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,082,656
Target Corp.	4.500%	9/15/2032	3,600,000	3,478,926
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	894,054
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,461,610
Total Consumer Discretionary				19,224,537
Consumer Staples - 0.5%
PepsiCo Inc.	3.900%	7/18/2032	1,200,000	1,122,775
PepsiCo Inc.	3.500%	3/19/2040	575,000	467,795
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,229,552
Total Consumer Staples				3,820,122
Financials - 4.8%
Affiliated Managers Group Inc.	3.300%	6/15/2030	755,000	674,294
Allstate Corp/The	1.450%	12/15/2030	1,345,000	1,075,682
Apollo Global Management Inc.	5.800%	5/21/2054	2,375,000	2,348,360
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%)(b)	0.981%	9/25/2025	1,650,000	1,631,581
Bank of America Corp. (effective 12/6/2024, US SOFR + 0.650%)(b)	1.530%	12/6/2025	4,425,000	4,342,756

Security	Rate	Maturity Date	Principal Amount	Value
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 1.071%)(b)	3.366%	1/23/2026	$550,000	$ 542,419
Bank of America Corp. (3M US LIBOR + 1.021%)(c)	6.361%	9/15/2026	1,602,000	1,608,281
Bank of America Corp.	4.183%	11/25/2027	525,000	507,240
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(b)	3.088%	1/10/2037	2,515,000	2,062,082
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	402,352
BlackRock Inc.	3.250%	4/30/2029	455,000	424,395
BlackRock Inc.	2.400%	4/30/2030	710,000	620,508
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,260,840
Citigroup Inc. (effective 9/30/2024, US SOFR + 0.686%)(b)	6.048%	10/30/2024	2,200,000	2,200,103
Citigroup Inc.	5.500%	9/13/2025	325,000	324,759
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(b)	1.281%	11/3/2025	690,000	679,322
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%)(b)	2.572%	6/3/2031	1,500,000	1,288,960
Goldman Sachs Group Inc/The	3.500%	11/16/2026	1,830,000	1,756,967
Goldman Sachs Group Inc/The	2.600%	2/7/2030	1,250,000	1,096,629
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,428,966
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	488,957
MetLife Inc.	4.550%	3/23/2030	660,000	649,103
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	963,997
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%)(b)	4.758%	1/26/2027	1,350,000	1,333,966
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,477,097
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,226,674
Simon Property Group LP	3.375%	12/1/2027	510,000	482,743
State Street Corp.	3.550%	8/18/2025	360,000	353,197
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(b)	3.031%	11/1/2034	1,000,000	886,602
Toronto-Dominion Bank/The	1.150%	6/12/2025	1,175,000	1,128,907
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(b)	1.267%	3/2/2027	2,675,000	2,488,535
Total Financials				39,756,274
Health Care - 2.0%
AbbVie Inc.	4.250%	11/14/2028	600,000	586,195
AbbVie Inc.	4.400%	11/6/2042	1,120,000	987,996
Amgen Inc.	3.000%	2/22/2029	3,475,000	3,200,306
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,378,678
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	352,725

The accompanying notes are an integral part of these financial statements.

3

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - (Continued)
Health Care - (Continued)
Bristol-Myers Squibb Co.	3.400%	7/26/2029	$725,000	$ 676,165
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,282,337
CVS Health Corp.	3.875%	7/20/2025	910,000	893,881
CVS Health Corp.	4.780%	3/25/2038	345,000	309,019
CVS Health Corp.	5.625%	2/21/2053	3,445,000	3,219,239
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,402,428
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	303,338
Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,100,000	1,067,669
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,361,355
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	417,808
Total Health Care				17,439,139
Industrials - 1.0%
Allegion US Holding Co. Inc.	5.411%	7/1/2032	2,300,000	2,299,749
Archer-Daniels-Midland Co.	2.900%	3/1/2032	3,000,000	2,571,842
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	1,840,994
Xylem Inc./NY	1.950%	1/30/2028	1,785,000	1,603,325
Total Industrials				8,315,910
Information Technology - 2.2%
Adobe Inc.	2.150%	2/1/2027	850,000	793,155
Autodesk Inc.	2.400%	12/15/2031	3,775,000	3,139,992
Fortinet Inc.	1.000%	3/15/2026	2,185,000	2,029,195
Intuit Inc.	5.500%	9/15/2053	2,215,000	2,239,892
Jabil Inc.	4.250%	5/15/2027	2,515,000	2,437,838
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,295,949
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,353,910
Microsoft Corp.	4.200%	11/3/2035	565,000	541,395
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	1,878,154
Texas Instruments Inc.	5.000%	3/14/2053	1,150,000	1,083,712
Total Information Technology				18,793,192
Materials - 0.6%
Dow Chemical Co/The	5.600%	2/15/2054	2,400,000	2,322,893
Nutrien Ltd.	4.200%	4/1/2029	425,000	407,168
Steel Dynamics, Inc.	5.375%	8/15/2034	2,915,000	2,870,896
Total Materials				5,600,957
Real Estate Investment Trusts (REITs) - 0.8%
Crown Castle, Inc.	1.050%	7/15/2026	2,050,000	1,877,082
Prologis LP	2.250%	4/15/2030	1,620,000	1,395,396
Prologis LP	1.250%	10/15/2030	3,000,000	2,396,910
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,508,550
Total Real Estate Investment Trusts (REITs)				7,177,938
Utilities - 2.0%
Avangrid Inc.	3.800%	6/1/2029	650,000	605,264
DTE Electric Co.	1.900%	4/1/2028	2,145,000	1,925,201
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,192,922
Duke Energy Florida LLC	2.400%	12/15/2031	3,225,000	2,684,310

Security	Rate	Maturity Date	Principal Amount	Value
Duke Energy Progress LLC	5.100%	3/15/2034	$2,685,000	$2,670,317
Georgia Power Co.	3.250%	4/1/2026	345,000	333,624
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,302,067
MidAmerican Energy Co.	5.850%	9/15/2054	2,200,000	2,268,101
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,407,150
Public Service Co. of Colorado	3.200%	3/1/2050	520,000	344,795
Union Electric Co.	2.625%	3/15/2051	1,280,000	770,223
Total Utilities				16,503,974
Total Corporate Bonds
(Cost - $167,075,810)				151,341,668
Foreign Government Agency Issues - 0.3%
International Bank for Reconstruction & Development	0.625%	4/22/2025	$1,620,000	$1,561,770
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	906,889
Total Foreign Government Agency Issues (Cost - $2,547,858)				2,468,659
Mortgage Backed Securities - 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	33,870	32,432
Gold Pool A35826	5.000%	7/1/2035	16,963	16,790
Gold Pool G08112	6.000%	2/1/2036	31,527	32,298
Gold Pool G02564	6.500%	1/1/2037	11,627	11,863
Gold Pool G08179	5.500%	2/1/2037	9,837	9,901
Gold Pool A65694	6.000%	9/1/2037	10,680	10,829
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	7	7
Pool 808156	4.500%	2/1/2035	5,631	5,460
Pool 891596	5.500%	6/1/2036	270	271
Pool 190375	5.500%	11/1/2036	1,769	1,778
Pool 916386	6.000%	5/1/2037	10,915	11,159
Pool 946594	6.000%	9/1/2037	15,342	15,710
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	155,322	144,340
Gold Pool MA6572	3.000%	4/20/2035	370,058	343,832
Gold Pool MA6740	2.500%	8/20/2035	563,627	511,269
Gold Pool 550763	5.000%	12/15/2035	46,113	46,226
Gold Pool 3922	7.000%	11/20/2036	9,314	9,546
Gold Pool MA3873	3.000%	8/20/2046	752,603	668,059
Gold Pool MA6409	3.000%	1/20/2050	450,056	395,870
Gold Pool 2020-194	1.000%	6/16/2062	1,858,877	1,340,995
Total Mortgage Backed Securities (Cost - $4,377,617)				3,608,635

The accompanying notes are an integral part of these financial statements.

4

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

Security	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Issues - 1.8%
Federal Home Loan Bank (FHLB)	3.250%	11/16/2028	$2,125,000	$ 2,029,600
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	136,533
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	127,494
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	426,285
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,073,212
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	2,010,018
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,065,455
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	7,032,987
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	339,057
Total U.S. Government Agency Issues (Cost - $17,453,785)				15,240,641
U.S. Treasury Obligations - 6.1%
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,115,265
United States Treasury Bonds	7.625%	2/15/2025	390,000	396,258
United States Treasury Bonds	6.875%	8/15/2025	100,000	102,328
United States Treasury Bonds	6.750%	8/15/2026	90,000	94,089
United States Treasury Bonds	6.500%	11/15/2026	135,000	142,219
United States Treasury Bonds	6.125%	11/15/2027	675,000	710,833
United States Treasury Bonds	5.500%	8/15/2028	335,000	350,180
United States Treasury Bonds	3.500%	2/15/2039	573,000	517,647
United States Treasury Bonds	4.375%	11/15/2039	204,000	202,510
United States Treasury Bonds	4.375%	8/15/2043	2,500,000	2,424,170
United States Treasury Notes	2.125%	11/30/2024	2,000,000	1,974,357
United States Treasury Notes	2.500%	1/31/2025	10,300,000	10,134,621
United States Treasury Notes	3.000%	10/31/2025	905,000	882,234
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,569,744
United States Treasury Notes	2.125%	5/31/2026	6,700,000	6,381,488
United States Treasury Notes	1.500%	8/15/2026	2,110,000	1,974,911

Security	Rate	Maturity Date	Principal Amount	Value
United States Treasury Notes	2.000%	11/15/2026	$3,375,000	$ 3,176,851
United States Treasury Notes	2.250%	11/15/2027	2,200,000	2,047,547
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,537,676
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,308,730
United States Treasury Notes	2.875%	8/15/2028	5,300,000	4,996,699
United States Treasury Notes	3.125%	11/15/2028	2,900,000	2,755,566
United States Treasury Notes	1.500%	2/15/2030	4,670,000	4,012,734
United States Treasury Notes	4.125%	11/15/2032	1,200,000	1,182,000
Total U.S. Treasury Obligations (Cost - $55,716,569)				51,990,657
Short-Term Investments - 6.3%
Fidelity Investments Money Market - Government Portfolio - Class I - 5.21%(d)			53,382,340	53,382,340
Total Short-Term Investments (Cost - $53,382,340)				53,382,340
Total Investments - 100.3%
(Cost - $581,944,169)				$848,168,717
Liabilities in Excess of Other Assets - (0.3)%				(2,482,237)
Total Net Assets - 100.0%				$845,686,480

Notes:
(a)	Non-income producing security.
(b)	Fixed to floating rate. Effective date of change and formula disclosed.
(c)	Variable rate security. Reference rate and spread are included in the description.
(d)	The rate reported is the annualized seven-day yield as of June 30, 2024.
Abbreviations used in this schedule:
CMT – Constant Maturity Treasury Rate
LIBOR – London Inter-Bank Offered Rate
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

5

1919 Financial Services Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS:
Investments in securities at value (cost $50,966,816)	$109,933,250
Foreign currency at value (cost $18,177)	17,055
Receivable for Fund shares sold	6,887
Dividends and interest receivable	138,433
Prepaid expenses	30,167
Total assets	110,125,792
LIABILITIES:
Payable for Fund shares repurchased	97,963
Payable for securities purchased	4,082
Advisory fees payable	70,360
Distribution fees payable	36,149
Accrued other expenses	120,017
Total liabilities	328,571
NET ASSETS	$109,797,221
Components of Net Assets:
Paid-in capital	$42,046,343
Total distributable earnings	67,750,878
Net assets	$109,797,221
Class A:
Net Assets	$59,085,366
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,210,467
Net Asset Value and Redemption Price	$26.73
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$28.36
Class C:
Net Assets	$17,047,749
Shares Issued and Outstanding (unlimited shares authorized, no par value)	717,068
Net Asset Value, Redemption Price* and Offering Price Per Share	$23.77
Class I:
Net Assets	$33,664,106
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,243,485
Net Asset Value, Redemption Price and Offering Price Per Share	$27.07

*	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 7).
The accompanying notes are an integral part of these financial statements.

6

1919 Socially Responsive Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS:
Investments in securities at value (cost $581,944,169)	$848,168,717
Receivable for Fund shares sold	437,679
Dividends and interest receivable	2,005,228
Prepaid expenses	45,089
Total assets	850,656,713
LIABILITIES:
Payable for Fund shares repurchased	834,551
Distribution to shareholders	108,395
Advisory fees payable	347,581
Investments payable	2,875,790
Distribution fees payable	447,118
Accrued other expenses	356,798
Total liabilities	4,970,233
NET ASSETS	845,686,480
Components of Net Assets:
Paid-in capital	592,163,278
Total distributable earnings	253,523,202
Net assets	$845,686,480
Class A:
Net Assets	$264,620,293
Issued and Outstanding (unlimited shares authorized, no par value)	8,701,200
Net Asset Value and Redemption Price	$30.41
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$32.27
Class C:
Net Assets	$127,346,359
Issued and Outstanding (unlimited shares authorized, no par value)	4,242,919
Net Asset Value, Redemption Price*	$30.01
Class I:
Net Assets	$453,719,828
Issued and Outstanding (unlimited shares authorized, no par value)	14,903,622
Net Asset Value, Redemption Price and Offering Price Per Share	$30.44

*	Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 7).
The accompanying notes are an integral part of these financial statements.

7

1919 Financial Services Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,223,146
Interest income	30,299
Total investment income	1,253,445
EXPENSES
Net change in unrealized appreciation/depreciation on investments	455,015
Distribution fees (Note 6)	164,096
Transfer agent fees and expenses (Note 3 & Note 6)	96,107
Distributions to shareholders: (Note 5)	42,101
Registration fees	24,298
Legal fees	21,727
Shareholder reporting fees	14,244
Total distributions to shareholders	9,543
Audit fees	9,498
Capital Transactions: (Note 7)	9,285
Compliance fees (Note 3)	4,152
Insurance fees	3,425
Miscellaneous	5,528
Total expenses	859,019
Net investment income	394,426
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	5,051,490
Net change in unrealized appreciation/depreciation on:
Investments	(611,814)
Foreign currency	(553)
Net change in unrealized appreciation/depreciation	(612,367)
Net realized and unrealized gain on investments	4,439,123
Net Increase in Net Assets Resulting from Operations	$4,833,549

The accompanying notes are an integral part of these financial statements.

8

1919 Socially Responsive Balanced Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income (Net of foreign tax of $16,791)	$2,681,141
Interest income	3,678,483
Total Investment Income	6,359,624
EXPENSES:
Advisory fees (Note 3)	2,020,380
Distribution fees (Note 6)	910,810
Transfer agent fees and expenses (Note 3 & Note 6)	426,388
Administration and fund accounting fees (Note 3)	206,426
Shareholder reporting fees	33,596
Registration fees	32,835
Legal fees	31,102
Custody fees (Note 3)	21,494
Trustees’ fees (Note 3)	9,180
Audit fees	8,834
Insurance fees	8,647
Compliance fees (Note 3)	4,177
Miscellaneous fees	6,481
Total expenses	3,720,350
Net investment income	2,639,274
Realized and Unrealized Gain on Investments
Net realized gain on investments	13,775,706
Net change in unrealized appreciation/depreciation on investments	70,586,848
Net realized and unrealized gain on investments	84,362,554
Net Increase in Net Assets Resulting from Operations	$87,001,828

The accompanying notes are an integral part of these financial statements.

9

1919 Financial Services Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2024 (Unaudited)
and the Year Ended December 31,

	2024	2023
INTEREST INCOME
OPERATIONS:
Net investment income	$394,426	$1,435,411
Net realized gain on investments	5,051,490	14,010,795
Net change in unrealized appreciation/depreciation on investments	(612,367)	(18,989,642)
Net increase (decrease) in net assets resulting from operations	4,833,549	(3,543,436)
Distributions to shareholders (Note 5):
Class A	—	(6,079,021)
Class C	—	(2,042,301)
Class I	—	(4,110,118)
Total distributions to shareholders	—	(12,231,440)
Capital Transactions (Note 7):
Net proceeds from shares sold	2,805,564	14,772,392
Reinvestment of distributions	—	11,337,223
Cost of shares repurchased	(17,445,217)	(61,531,682)
Net decrease in net assets from capital transactions	(14,639,653)	(35,422,067)
Total Decrease in Net Assets	(9,806,104)	(51,196,943)
NET ASSETS:
Beginning of period	119,603,325	170,800,268
End of period	$109,797,221	$119,603,325

The accompanying notes are an integral part of these financial statements.

10

1919 Socially Responsive Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2024 (Unaudited)
and the Year Ended December 31,

	2024	2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,639,274	$4,448,806
Net realized gain (loss) on investments	13,775,706	(7,376,999)
Net change in unrealized appreciation/depreciation on investments	70,586,848	130,331,229
Net increase in net assets resulting from operations	87,001,828	127,403,036
Distributions to shareholders (Note 5):
Class A	(896,981)	(1,240,067)
Class C	(74,381)	(41,376)
Class I	(2,116,826)	(3,208,908)
Total distributions to shareholders	(3,088,188)	(4,490,351)
Capital Transactions (Note 7):
Net proceeds from shares sold:	64,515,942	103,862,438
Reinvestment of distributions:	2,837,408	4,128,880
Cost of shares repurchased:	(64,706,248)	(150,159,687)
Net increase (decsrease) in net assets from capital transactions	2,647,102	(42,168,369)
Total Increase in Net Assets	86,560,742	80,744,316
Net Assets:
Beginning of period	759,125,738	678,381,422
End of period	$845,686,480	$759,125,738

The accompanying notes are an integral part of these financial statements.

11

1919 Financial Services Fund
FINANCIAL HIGHLIGHTS
Class A Shares
For a share of beneficial interest outstanding through each period presented:

	2024*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$25.61	$28.14	$33.49	$26.87	$28.27	$22.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.09	0.28	0.21	0.19	0.20	0.17
Net realized and unrealized gain (loss) on investments	1.03	(0.01)	(4.88)	8.05	(0.23)	6.42
Total income (loss) from investment operations	1.12	0.27	(4.67)	8.24	(0.03)	6.59
LESS DISTRIBUTIONS:
From net investment income	—	(0.34)	(0.24)	(0.15)	(0.25)	(0.17)
From net realized gain on investments	—	(2.46)	(0.44)	(1.47)	(1.12)	(0.92)
Total distributions	—	(2.80)	(0.68)	(1.62)	(1.37)	(1.09)
Net asset value, end of year	$26.73	$25.61	$28.14	$33.49	$26.87	$28.27
Total return[2]	4.37%[6]	1.42%	(13.97)%	30.88%	0.05%	29.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	59,085	$60,948	$73,800	$86,303	$67,047	$78,401
Ratios to average net assets
Gross expenses	1.48%[5]	1.46%	1.36%	1.36%	1.46%	1.37%
Net Expenses[3]	1.48[5]	1.46	1.36	1.36	1.46	1.37
Net investment income	0.73	1.09	0.69	0.59	0.86	0.64
Portfolio turnover rate[4]	0%[6]	4%	4%	10%	2%	8%

*	For the six months ended June 30, 2024 (unaudited).
[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

12

1919 Financial Services Fund
FINANCIAL HIGHLIGHTS
Class C Shares
For a share of beneficial interest outstanding through each period presented:

	2024*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$22.87	$25.43	$30.27	$24.48	$25.82	$20.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.00[2]	0.08	(0.01)	(0.04)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.90	(0.03)	(4.39)	7.30	(0.23)	5.88
Total income (loss) from investment operations	0.90	0.05	(4.40)	7.26	(0.20)	5.86
LESS DISTRIBUTIONS:
From net investment income	—	(0.15)	—	—	(0.02)	—
From net realized gain on investments	—	(2.46)	(0.44)	(1.47)	(1.12)	(0.92)
Total distributions	—	(2.61)	(0.44)	(1.47)	(1.14)	(0.92)
Net asset value, end of year	$23.77	$22.87	$25.43	$30.27	$24.48	$25.82
Total return[3]	3.94%[7]	0.69%	(14.56)%	29.88%	(0.64)%	28.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$17,048	$19,146	$27,395	$36,122	$26,404	$40,880
Ratios to average net assets
Gross expenses	2.22%[6]	2.18%	2.08%	2.07%	2.16%	2.09%
Net Expenses[4]	2.22[6]	2.18	2.08	2.07	2.16	2.09
Net investment income (loss)	(0.02)	0.36	(0.04)	(0.12)	0.15	(0.09)
Portfolio turnover rate[5]	0%[7]	4%	4%	10%	2%	8%

*	For the six months ended June 30, 2024 (unaudited).
[1]	Per share amounts have been calculated using the average shares method.
[2]	Less than $0.01 per share
[3]
Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
The Advisor agreed to limit the ratio of expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent. See Note 3.

[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
[6]	Annualized.
[7]	Not annualized.
The accompanying notes are an integral part of these financial statements.

13

1919 Financial Services Fund
FINANCIAL HIGHLIGHTS
Class I Shares
For a share of beneficial interest outstanding through each period presented:

	2024*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$25.91	$28.44	$33.82	$27.18	$28.56	$22.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.13	0.35	0.28	0.29	0.27	0.24
Net realized and unrealized gain (loss) on investments	1.03	(0.01)	(4.91)	8.11	(0.22)	6.50
Total income (loss) from investment operations	1.16	0.34	(4.63)	8.40	0.05	6.74
LESS DISTRIBUTIONS:
From net investment income	—	(0.41)	(0.31)	(0.29)	(0.31)	(0.24)
From net realized gain on investments	—	(2.46)	(0.44)	(1.47)	(1.12)	(0.92)
Total distributions	—	(2.87)	(0.75)	(1.76)	(1.43)	(1.16)
Net asset value, end of year	$27.07	$25.91	$28.44	$33.82	$27.18	$28.56
Total return[2]	4.48%[6]	1.69%	(13.71)%	31.16%	0.35%	29.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$33,664	$39,509	$69,605	$103,970	$67,346	$97,936
Ratios to average net assets
Gross expenses	1.21%[5]	1.18%	1.10%	1.09%	1.17%	1.09%
Net Expenses[3]	1.21[5]	1.18	1.10	1.09	1.17	1.09
Net investment income	0.98	1.34	0.93	0.87	1.14	0.92
Portfolio turnover rate[4]	0%[6]	4%	4%	10%	2%	8%

*	For the six months ended June 30, 2024 (unaudited).
[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 1.25% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

14

1919 Socially Responsive Balanced Fund
FINANCIAL HIGHLIGHTS
Class A Shares
For a share of beneficial interest outstanding through each period presented.

	2024*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$27.38	$23.01	$28.83	$24.69	$20.55	$16.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.09	0.15	0.08	(0.00)(2)	0.05	0.12
Net realized and unrealized gain (loss) on investments	3.04	4.36	(5.85)	4.26	4.15	3.97
Total income (loss) from investment operations	3.13	4.51	(5.77)	4.26	4.20	4.09
LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.14)	(0.04)	(0.01)	(0.06)	(0.10)
From net realized gain on investments	—	—	(0.01)	(0.11)	0.00	(0.03)
Total distributions	(0.10)	(0.14)	(0.05)	(0.12)	(0.06)	(0.13)
Net asset value, end of year	$30.41	$27.38	$23.01	$28.83	$24.69	$20.55
Total return(3)	11.45%(6)	19.66%	(20.00)%	17.26%	20.57%	24.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$264,620	$240,209	$209,003	$264,785	$190,180	$137,213
Ratios to average net assets
Gross expenses	0.98%(7)	0.98%	0.97%	0.96%	1.16%	1.25%
Net expenses(4)	0.98(7)	0.98	0.97	0.96	1.16	1.25
Net investment income (loss)	0.62(7)	0.61	0.31	(0.01)	0.25	0.62
Portfolio turnover rate(5)	5%(6)	10%	13%	9%	16%	11%

*	For the six months ended June 30, 2024 (unaudited).
[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $(0.01) per share.
[3]
Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
The Advisor agreed to limit the ratio of expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent. See Note 3.

[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
[6]	Not annualized.
[7]	Annualized.
The accompanying notes are an integral part of these financial statements.

15

1919 Socially Responsive Balanced Fund
FINANCIAL HIGHLIGHTS
Class C Shares
For a share of beneficial interest outstanding through each period presented.

	2024*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$27.03	$22.76	$28.69	$24.73	$20.67	$16.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.01)	(0.03)	(0.10)	(0.19)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	3.01	4.31	(5.82)	4.26	4.17	3.99
Total income (loss) from investment operations	3.00	4.28	(5.92)	4.07	4.08	3.98
LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.01)	—	—	(0.02)	(0.01)
From net realized gain on investments	—	—	(0.01)	(0.11)	—	(0.03)
Total distributions	(0.02)	(0.01)	(0.01)	(0.11)	(0.02)	(0.04)
Net asset value, end of year	$30.01	$27.03	$22.76	$28.69	$24.73	$20.67
Total return(2)	11.09%(5)	18.80%	(20.62)%	16.46%	19.77%	23.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$127,346	$113,754	$107,014	$133,861	$59,784	$19,006
Ratios to average net assets
Gross expenses	1.68%(6)	1.70%	1.70%	1.68%	1.82%	1.93%
Net expenses(3)	1.68(6)	1.70	1.70	1.68	1.82	1.93
Net investment loss	(0.07)(6)	(0.11)	(0.42)	(0.72)	(0.40)	(0.07)
Portfolio turnover rate(4)	5%(5)	10%	13%	9%	16%	11%

*	For the six months ended June 30, 2024 (unaudited).
[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
[5]	Not annualized.
[6]	Annualized.
The accompanying notes are an integral part of these financial statements.

16

1919 Socially Responsive Balanced Fund
FINANCIAL HIGHLIGHTS
Class I Shares
For a share of beneficial interest outstanding through each period presented.

	2024*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$27.40	$23.04	$28.88	$24.70	$20.54	$16.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.13	0.22	0.14	0.07	0.13	0.19
Net realized and unrealized gain (loss) on investments	3.06	4.36	(5.87)	4.26	4.15	3.96
Total income (loss) from investment operations	3.19	4.58	(5.73)	4.33	4.28	4.15
LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.22)	(0.10)	(0.04)	(0.12)	(0.15)
From net realized gain on investments	—	—	(0.01)	(0.11)	—	(0.03)
Total distributions	(0.15)	(0.22)	(0.11)	(0.15)	(0.12)	(0.18)
Net asset value, end of year	$30.44	$27.40	$23.04	$28.88	$24.70	$20.54
Total return(2)	11.63%(5)	19.95%	(19.82)%	17.61%	20.93%	25.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$453,720	$405,163	$362,364	$520,504	$240,316	$72,849
Ratios to average net assets
Gross expenses	0.70%(6)	0.72%	0.72%	0.71%	0.83%	0.91%
Net expenses(3)	0.70(6)	0.72	0.72	0.71	0.83	0.91
Net investment income	0.90(6)	0.87	0.55	0.26	0.59	0.98
Portfolio turnover rate(4)	5%(5)	10%	13%	9%	16%	11%

*	For the six months ended June 30, 2024 (unaudited).
[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
[5]	Not annualized.
[6]	Annualized.
The accompanying notes are an integral part of these financial statements.

17

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The 1919 Financial Services Fund (the “Financial Services Fund”) and 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund”, each a Fund and together, the “Funds”) are separate series of the Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Financial Services Fund and Socially Responsive Fund are registered as a diversified series.
The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.
The Funds are the successor to the 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund (the “Predecessor Funds”), a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds does not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Valuing securities at fair value is intended to ensure that the Funds are accurately priced and involves reliance on judgment. There can be no assurance that the Funds will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its NAV per share.

18

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical investments
Level 2 –
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at value:
Financial Services Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$109,561,320	$ —	$ —	$109,561,320
Total long-term investments	109,561,320	—	—	109,561,320
Short-term investment	371,930	—	—	371,930
Total long-term investments	$109,933,250	$—	$—	$109,933,250

Social Responsive Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$568,389,722	$—	$ —	$568,389,722
Asset Backed Securities	—	930,473	—	930,473
Collateralized Mortgage Obligations	—	815,922	—	815,922
Corporate Bonds	—	151,341,668	—	151,341,668
Foreign Government Agency Issues	—	2,468,659	—	2,468,659
Mortgage Backed Securities	—	3,608,635	—	3,608,635
U.S. Government Agency issues	—	15,240,641	—	15,240,641
U.S. Treasury Obligations	—	51,990,657	—	51,990,657
Total long-term investments	568,389,722	226,396,655	—	794,786,377
Short-term investment	53,382,340	—	—	53,382,340
Total investments	$621,772,062	$226,396,655	$—	$848,168,717

*	See Schedule of investments for additional detailed categorizations.
B.
Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on

19

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2024, the Financial Services Fund held foreign currency and securities.
C.
REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘’REITs”) held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

D.
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E.
Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

F.
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

G.
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

H.
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

20

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds.
Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million
0.61% on next $100 million
0.51% on next $100 million
0.46% thereafter

The Advisor has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2025, but may be terminated or amended at any time by the Board upon 60 days’ notice to the Advisor or by the Advisor with consent of the Board. These arrangements, however, may be modified by the Advisor to decrease total annual operating expenses at any time.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36-month period from the month the Advisor earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the limits described above. The amounts waived, if any, are detailed on each Fund’s Statement of operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar”) serves as the Funds’ distributor and principal underwriter. For the six months ended, June 30, 2024, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$42,101	$206,426
Custody	9,285	21,494
Transfer agent*	49,686	132,441
Compliance	4,152	4,177

*	Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.

21

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
At June 30, 2024, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$22,719	$101,557
Custody	3,707	7,294
Transfer agent	26,885	68,818
Compliance	1,978	1,993

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of assets and liabilities.
The Independent Trustees in total were paid $18,723 for their services and reimbursement of travel expenses during the six months ended June 30, 2024. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follow:
Financial Services Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$—	$ —
Sales	11,767,652	—

Socially Responsive Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$39,166,421	$2,434,961
Sales	64,852,104	150,542

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At December 31, 2023, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$60,173,040	$562,259,970
Gross tax unrealized appreciation	61,041,871	224,728,764
Gross tax unrealized depreciation	(1,515,240)	(29,663,141)
Net tax unrealized appreciation/depreciation on investment	59,526,631	195,065,623
Undistributed ordinary income	195,653	484,944
Undistributed tax-exempt income	—	—
Undistributed long-term capital gains	3,227,322	—
Capital loss carryforwards	—	(25,887,577)
Other book/tax temporary differences*	(32,277)	(53,428)
Total distributable earnings (loss)	$62,917,329	$169,609,562

*	Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.

22

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid during the six months ended June 30, 2024 and the fiscal year ended December 31, 2023, for each Fund was as follows:

Financial Services Fund	Six Months Ended June 30, 2024	Year Ended December 30, 2023
Distribution Paid From:
Ordinary Income	$ —	$1,479,612
Net Long Term Capital Gains	—	10,751,828
Total	$—	$12,231,440

Socially Responsive Fund	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Distribution Paid From:
Ordinary Income	$3,088,182	$4,490,351
Net Long Term Capital Gains	—	—
Total	$3,088,182	$4,490,351

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2023, the Funds did not have any late year or post October losses.
As of December 31, 2023, the Funds have capital loss carry forward amounts (“CLCFs”) as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

	Financial Services Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	$ —	$9,181,916
Capital Loss Carryovers — Long-Term	—	16,705,661
Total	$—	$25,887,577

NOTE 6 – CLASS SPECIFIC EXPENSES
The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Socially Responsive Fund	0.25%	0.25%	0.75%

For the six months ended June 30, 2024, class specific expenses were as follows:

Financial Services Fund	Distribution Fees	Transfer Agent Fees
Class A	$74,318	$24,936
Class C	89,778	7,624
Class I	—	13,861
Total	$164,096	$46,421

23

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Socially Responsive Fund	Distribution Fees	Transfer Agent Fees
Class A	$312,419	$116,819
Class C	598,391	25,703
Class I	—	151,425
Total	$910,810	$293,947

NOTE 7 – SHARES OF BENEFICIAL INTEREST
The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Financial Services Fund
Class A
Shares sold	69,936	$1,815,157	314,477	$8,171,207
Shares issued on reinvestment	—	—	234,549	5,739,416
Shares repurchased	(239,139)	(6,222,275)	(791,542)	(20,026,828)
Net decrease	(169,203)	$(4,407,118)	(242,516)	$(6,116,205)
Class C
Shares sold	9,619	$218,057	44,613	$1,088,944
Shares issued on reinvestment	—	—	88,773	1,940,567
Shares repurchased	(129,883)	(3,009,747)	(373,394)	(8,777,547)
Net decrease	(120,264)	$(2,791,690)	(240,008)	$(5,748,036)
Class I
Shares sold	29,447	$772,350	208,549	$5,512,241
Shares issued on reinvestment	—	—	147,767	3,657,240
Shares repurchased	(310,993)	(8,213,195)	(1,278,999)	(32,727,307)
Net decrease	(281,546)	$(7,440,845)	(922,683)	$(23,557,826)

Socially Responsive Fund
Class A
Shares sold	477,266	$13,822,162	846,546	$21,086,653
Shares issued on reinvestment	28,742	855,624	47,409	1,180,725
Shares repurchased	(579,138)	(16,706,982)	(1,204,671)	(29,881,680)
Net decrease	(73,130)	$(2,029,196)	(310,716)	$(7,614,302)
Class C
Shares sold	297,344	$8,480,005	402,970	$9,972,971
Shares issued on reinvestment	2,357	68,225	1,408	38,068
Shares repurchased	(264,512)	(7,528,511)	(897,938)	(21,979,739)
Net increase (decrease)	35,189	$1,019,719	(493,560)	$(11,968,700)

24

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Socially Responsive Fund (Continued)
Class I
Shares sold	1,458,589	$42,213,775	2,920,234	$72,802,814
Shares issued on reinvestment	64,167	1,913,559	116,541	2,910,087
Shares repurchased	(1,403,774)	(40,470,755)	(3,980,380)	(98,298,268)
Net increase (decrease)	118,982	$3,656,579	(943,605)	$(22,585,367)

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.
For the six months ended June 30, 2024, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund and Socially Responsive Fund. In addition, for the six months ended June 30, 2024, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$158
Socially Responsive Fund	N/A	3,791

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the1940 Act. As of June 30, 2024, Charles Schwab held approximately 26% of the outstanding shares of the Financial Services Fund, for the benefit of their shareholders.
NOTE 9 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2024, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
A.
Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

B.
Foreign investment risk. The Financial Services Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship

25

1919 Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

26

1919 Funds
Other information
June 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling
(800) SEC-0330.
Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

27

Investment Adviser
1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/06/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	09/06/2024